Segmented information	3 Months Ended
Jan. 31, 2019
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Segmented information

Note 13.    Segmented information

CIBC has four strategic business units (SBUs) – Canadian Personal and Small Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.

Canadian Personal and Small Business Banking provides personal and business clients across Canada with financial advice, products and services through a team in our banking centres, as well as through our direct, mobile and remote channels.

Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada. In addition, we provide asset management services to institutional investors.

U.S. Commercial Banking and Wealth Management provides high-touch, relationship-oriented commercial, personal and small business banking, as well as wealth management services to meet the needs of middle-market companies, executives, entrepreneurs, high-net-worth individuals and families in the markets we serve in the U.S.

Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking and top-ranked research to corporate, government and institutional clients around the world.

Corporate and Other includes the following functional groups – Administration, Client Connectivity and Innovation, Finance, Human Resources and Communications, Internal Audit, Risk Management, and Technology and Operations, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of FirstCaribbean International Bank Limited and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

$ millions, for the three months ended		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2019	Net interest income (1)	$1,567	$320	$345	$286	$78	$2,596
Jan. 31	Non-interest income (2)	487	786	134	417	145	1,969
	Intersegment revenue (3)	112	(114)	–	2	–	–
	Total revenue (1)	2,166	992	479	705	223	4,565
	Provision for (reversal of) credit losses	208	43	16	66	5	338
	Amortization and impairment (4)	23	2	27	1	118	171
	Other non-interest expenses	1,304	513	247	367	158	2,589
	Income (loss) before income taxes	631	434	189	271	(58)	1,467
	Income taxes (1)	168	115	21	70	(89)	285
	Net income (loss)	$463	$319	$168	$201	$31	$1,182
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	463	319	168	201	27	1,178
	Average assets (5)	$259,817	$60,189	$46,710	$176,567	$77,316	$620,599
2018	Net interest income (1)	$1,586	$287	$323	$260	$83	$2,539
Oct. 31	Non-interest income (2)	500	817	134	386	76	1,913
	Intersegment revenue (3)	115	(118)	–	3	–	–
	Total revenue (1)	2,201	986	457	649	159	4,452
	Provision for (reversal of) credit losses	191	7	40	(4)	30	264
	Amortization and impairment (4)	23	2	25	1	111	162
	Other non-interest expenses	1,077	519	239	355	239	2,429
	Income (loss) before income taxes	910	458	153	297	(221)	1,597
	Income taxes (1)	242	125	22	64	(124)	329
	Net income (loss)	$668	$333	$131	$233	$(97)	$1,268
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2
	Equity shareholders	668	333	131	233	(99)	1,266
	Average assets (5)	$260,190	$57,905	$43,677	$165,213	$76,741	$603,726
2018	Net interest income (1)	$1,517	$268	$293	$429	$(34)	$2,473
Jan. 31	Non-interest income (2)	504	806	139	369	168	1,986
	Intersegment revenue (3)	117	(120)	–	3	–	–
	Total revenue (1)	2,138	954	432	801	134	4,459
	Provision for (reversal of) credit losses	148	1	14	(16)	6	153
	Amortization and impairment (4)	24	2	30	1	109	166
	Other non-interest expenses	1,074	521	227	375	215	2,412
	Income (loss) before income taxes	892	430	161	441	(196)	1,728
	Income taxes (1)	236	116	27	119	(98)	400
	Net income (loss)	$656	$314	$134	$322	$(98)	$1,328
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$5	$5
	Equity shareholders	656	314	134	322	(103)	1,323
	Average assets (5)	$258,213	$53,281	$40,411	$167,093	$71,346	$590,344
(1)

U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $41 million, respectively, for the three months ended January 31, 2019 (October 31, 2018: nil and $30 million, respectively; January 31, 2018: nil and $153 million, respectively) with an equivalent offset in Corporate and Other.

(2)

The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposits and payment fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Small Business Banking. Investment management and custodial fees and mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(3)	Intersegment revenue represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(4)	Comprises amortization and impairment of buildings, furniture, equipment, leasehold improvements, and software and other intangible assets.
(5)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.